LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED APRIL 21, 2010

TO THE PROSPECTUSES

OF THE FUNDS LISTED IN

SCHEDULE A

The following supplements and, to the extent inconsistent therewith, supersedes the information contained in the first paragraph of the section of the Supplement dated March 12, 2010 regarding Dividends, distributions and taxes to the Prospectuses of the Funds listed on Schedule A.

The following supplements and, to the extent inconsistent therewith, supersedes the information contained in the Prospectus for Legg Mason ClearBridge Dividend Strategy Fund:

Dividends and distributions

The fund generally pays dividends, if any, from income typically on a quarterly basis, which may include short-term capital gains. The fund generally makes long-term capital gain distributions, if any, typically once or twice a year. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Unless otherwise directed, capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, Funds Investor Services or Institutional Shareholder Services to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend.

The following supplements and, to the extent inconsistent therewith, supersedes the information contained in the Prospectus for Legg Mason ClearBridge Equity Fund:

Dividends and distributions

The fund generally pays dividends, if any, from income typically on a quarterly basis, which may include short-term capital gains. The fund generally makes long-term capital gain distributions, if any, typically once or twice a year. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Unless otherwise directed, capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, Funds Investor Services or Institutional Shareholder Services to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend.

The following supplements and, to the extent inconsistent therewith, supersedes the information contained in the Prospectus for Legg Mason Global Currents International All Cap Opportunity Fund:

Dividends and distributions

The fund generally pays dividends and makes capital gain distributions, if any, typically once or twice a year. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Unless otherwise directed, capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, Funds Investor Services or Institutional Shareholder Services to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend.

The following supplements and, to the extent inconsistent therewith, supersedes the information contained in the Prospectus for Legg Mason Lifestyle Allocation 100%, Legg Mason Lifestyle Allocation 85%, Legg Mason Lifestyle Allocation 70%, Legg Mason Lifestyle Allocation 50%, Legg Mason Lifestyle Allocation 30%, Legg Mason Lifestyle Income Fund:

Dividends and distributions

Each fund generally makes capital gain distributions, if any, typically once or twice a year. The funds generally pay dividends, if any, as follows:

FUND	INCOME DIVIDEND DISTRIBUTIONS
Lifestyle Allocation 100%	Annually
Lifestyle Allocation 85%	Annually
Lifestyle Allocation 70%	Annually
Lifestyle Allocation 50%	Quarterly
Lifestyle Allocation 30%	Quarterly
Lifestyle Income Fund	Monthly

Each fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Unless otherwise directed, capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, Funds Investor Services or Institutional Shareholder Services to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend.

The following supplements and, to the extent inconsistent therewith, supersedes the information contained in the Prospectus for Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050 and Legg Mason Target Retirement Fund:

Dividends and distributions

Each fund generally pays dividends and makes capital gain distributions, if any, typically once or twice a year. Each fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Unless otherwise directed, capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, Funds Investor Services or Institutional Shareholder Services to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend.

SCHEDULE A

LEGG MASON PARTNERS EQUITY TRUST	Date of Prospectus
Legg Mason ClearBridge Dividend Strategy Fund	2/26/10
Legg Mason ClearBridge Equity Fund	2/26/10
Legg Mason Global Currents International All Cap Opportunity Fund	2/26/10
Legg Mason Lifestyle Allocation 100%	5/31/09
Legg Mason Lifestyle Allocation 30%	5/31/09
Legg Mason Lifestyle Allocation 50%	5/31/09
Legg Mason Lifestyle Allocation 70%	5/31/09
Legg Mason Lifestyle Allocation 85%	5/31/09
Legg Mason Lifestyle Income Fund	5/31/09
Legg Mason Target Retirement 2015	5/31/09
Legg Mason Target Retirement 2020	5/31/09
Legg Mason Target Retirement 2025	5/31/09
Legg Mason Target Retirement 2030	5/31/09
Legg Mason Target Retirement 2035	5/31/09
Legg Mason Target Retirement 2040	5/31/09
Legg Mason Target Retirement 2045	5/31/09
Legg Mason Target Retirement 2050	5/31/09
Legg Mason Target Retirement Fund	5/31/09

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